CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Stockholders' Equity [Abstract]
Stated percentage of convertible notes				3.25%
Preferred stock dividends (in dollars per share)	$ 18.75	$ 18.75	$ 37.29	$ 0.26